Warranty liability - Continuity of Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 8,506	$ 14,299
Warranty claims	(3,778)	(6,826)
Warranty accruals	2,127	5,152
Change in estimate	883	(2,204)
Impact of foreign exchange changes	(583)	(1,915)
Transfer to Cespira	(1,838)	0
Balance, end of year	5,317	8,506
Warranty liability	5,317	8,506
Less: current portion	3,861	6,892
Long-term portion	$ 1,456	$ 1,614